Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Relationship of Related Parties	Names and relationship of related parties:
Name of related parties	Relationship with the Company
Yujie, Chen	Chief executive officer, a director since January 17, 2023 and beneficial shareholder
Chi Bun Alan, Chung	A director during the period from May 31, 2021 to January 17, 2023
Hao Xiang, Pan	A director during the period from January 17, 2023 to January 9, 2024
Ying Wo Sammy, Ho	A director since May 21, 2024
Ka Wing Eric, Law	Chief Financial Officer since April 1, 2024
Tak Kai Raymond, Tam	A director during the period from August 20, 2020 to May 21, 2024 and beneficial shareholder
Grande Holding Limited	Sole shareholder

Schedule of Amounts Due to Related Party	Summary of balances with related parties:
	March 31,
Amounts due to a related party:	2025	2024
Grande Holding Limited	$(1,821,726)	$(1,852,115)

Schedule of Trade Transactions with Related Parties

A summary of trade transactions with related parties for the years ended March 31, 2025, 2024 and 2023 are listed below:

	March 31,
Employee benefit expense paid to senior management:	2025	2024	2023
Yujie, Chen	$94,615	$94,615	$60,000
Chi Bun Alan, Chung	N/A#	N/A#	230,318
Hao Xiang, Pan	N/A#	70,962	23,590
Ying Wo Sammy, Ho	102,051	N/A#	N/A#
Ka Wing Eric, Law	94,615	N/A#	N/A#
Total	$291,281	$165,577	$313,908
	March 31,
Consultation fee paid to senior management:	2025	2024	2023
Tak Kai Raymond, Tam	$—	$5,769	$—
Total	$—	$5,769	$—

#	These individuals have either left their positions or have not yet been appointed as senior management during the year